Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.78%
Communication Services - 5.26%
AdTheorent Holding Co.,
Inc.* 40,500 $ 130,005
Advantage Solutions,
Inc.*+ 1,350,000 5,845,500
AMC Networks, Inc.,
Class A* 173,500 2,104,555
ATN International, Inc. 50,600 1,594,153
comScore, Inc.* 15,000 231,000
Consolidated
Communications
Holdings, Inc.* 299,000 1,291,680
Creative Realities, Inc.* 10,000 37,700
Cumulus Media, Inc.,
Class A* 43,700 156,883
EchoStar Corp., Class A*+ 335,930 4,787,002
Entravision
Communications Corp.,
Class A 339,800 557,272
Gaia, Inc.* 77,000 237,160
Gannett Co., Inc.* 797,700 1,946,388
Gray Television, Inc. 380,000 2,401,600
Harte Hanks, Inc.* 7,700 57,596
Liberty Latin America, Ltd.,
Class A* 180,000 1,254,600
Liberty Latin America, Ltd.,
Class C* 776,500 5,427,735
Marcus Corp. (The) 193,000 2,752,180
Outbrain, Inc.* 66 261
Saga Communications,
Inc., Class A 31,761 708,588
Scholastic Corp. 146,750 5,533,942
Sinclair, Inc.+ 284,746 3,835,529
Sphere Entertainment
Co.*+ 170,000 8,343,600
Telephone and Data
Systems, Inc. 468,800 7,510,176
Thryv Holdings, Inc.* 148,000 3,290,040
Townsquare Media, Inc.,
Class A 129,900 1,426,302
United States Cellular
Corp.* 125,400 4,577,100
Urban One, Inc.* 151,800 309,672
WideOpenWest, Inc.* 100,600 364,172
66,712,391
Consumer Discretionary - 14.26%
1-800-Flowers.com, Inc.,
Class A*+ 141,400 1,531,362
Aaron's Co., Inc. (The) 94,900 711,750
Abercrombie & Fitch Co.,
Class A* 47,000 5,890,510
AMCON Distributing Co. 2,450 450,800
Industry Company Shares Value
Consumer Discretionary (continued)
American Axle &
Manufacturing Holdings,
Inc.* 614,996 $ 4,526,371
American Outdoor Brands,
Inc.* 49,500 435,600
American Public
Education, Inc.* 61,100 867,620
AMMO, Inc.* 656,200 1,804,550
Ark Restaurants Corp. 8,500 119,340
Bally's Corp.*+ 105,000 1,463,700
Bassett Furniture
Industries, Inc. 21,900 323,244
Beazer Homes USA, Inc.* 147,500 4,838,000
Big 5 Sporting Goods
Corp. 113,700 400,224
Biglari Holdings, Inc.,
Class B* 6,200 1,176,016
Caleres, Inc. 25,000 1,025,750
Carrols Restaurant Group,
Inc. 125,000 1,188,750
Cato Corp. (The), Class A 63,700 367,549
Century Casinos, Inc.* 67,400 212,984
Chegg, Inc.* 409,800 3,102,186
China Automotive
Systems, Inc.* 146,350 519,543
Citi Trends, Inc.* 33,400 906,142
Clarus Corp. 114,400 772,200
Container Store Group,
Inc. (The)* 54,650 62,301
Crown Crafts, Inc. 75,850 386,835
Dana, Inc. 531,600 6,751,320
Delta Apparel, Inc.* 42,100 125,879
Designer Brands, Inc.,
Class A+ 269,500 2,945,635
Destination XL Group, Inc.* 169,544 610,358
Duluth Holdings, Inc.,
Class B* 98,300 481,670
El Pollo Loco Holdings,
Inc.* 158,300 1,541,842
Escalade, Inc. 1,500 20,625
Ethan Allen Interiors, Inc. 3,500 120,995
Flanigan's Enterprises, Inc. 14,000 358,044
Flexsteel Industries, Inc. 20,159 751,931
Foot Locker, Inc. 255,000 7,267,500
Genesco, Inc.* 45,000 1,266,300
GigaCloud Technology,
Inc., Class A* 178,700 4,774,864
G-III Apparel Group, Ltd.* 232,500 6,744,825
Good Times Restaurants,
Inc.* 106,000 261,820
Hamilton Beach Brands
Holding Co., Class A 22,000 535,920

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Haverty Furniture Cos., Inc. 82,400 $ 2,811,488
Hibbett, Inc. 60,900 4,677,729
Hooker Furnishings Corp. 51,000 1,224,510
Hovnanian Enterprises,
Inc., Class A* 23,500 3,688,090
JAKKS Pacific, Inc.* 62,300 1,538,810
Johnson Outdoors, Inc.,
Class A 1,959 90,329
Kandi Technologies Group,
Inc.* 135,700 287,684
Lands' End, Inc.* 25,100 273,339
Landsea Homes Corp.* 214,729 3,120,012
Latham Group, Inc.* 325,000 1,287,000
La-Z-Boy, Inc. 166,000 6,244,920
Legacy Housing Corp.* 43,331 932,483
Lifetime Brands, Inc. 72,650 761,372
Lincoln Educational
Services Corp.* 11,000 113,630
Live Ventures, Inc.* 15,550 419,384
Lulu's Fashion Lounge
Holdings, Inc.* 25,000 35,000
M/I Homes, Inc.* 88,200 12,020,778
MarineMax, Inc.* 89,000 2,960,140
MasterCraft Boat
Holdings, Inc.* 51,600 1,223,952
Motorcar Parts of America,
Inc.* 4,121 33,133
Movado Group, Inc. 84,200 2,351,706
ODP Corp. (The)* 174,000 9,230,700
OneWater Marine, Inc.,
Class A* 4,900 137,935
Patrick Industries, Inc. 90,000 10,752,300
Perdoceo Education Corp. 352,879 6,196,555
Rocky Brands, Inc. 18,200 493,766
Sally Beauty Holdings,
Inc.* 327,448 4,066,904
Shoe Carnival, Inc. 104,500 3,828,880
Smith & Wesson Brands,
Inc. 59,400 1,031,184
Snap One Holdings Corp.* 2,000 17,240
Solo Brands, Inc.,
Class A*+ 477,000 1,035,090
Sportsman's Warehouse
Holdings, Inc.* 76,300 237,293
Standard Motor Products,
Inc. 81,600 2,737,680
Strattec Security Corp.* 12,012 285,045
Superior Group of Cos.,
Inc.+ 38,000 627,760
Tilly's, Inc., Class A* 101,600 690,880
Traeger, Inc.* 497,300 1,258,169
Unifi, Inc.* 54,273 325,095
Industry Company Shares Value
Consumer Discretionary (continued)
Universal Technical
Institute, Inc.* 221,400 $ 3,529,116
Vera Bradley, Inc.* 130,600 888,080
Vista Outdoor, Inc.* 267,191 8,758,521
VOXX International Corp.* 62,100 506,736
Weyco Group, Inc. 31,500 1,004,220
Winnebago Industries,
Inc.+ 128,981 9,544,594
180,922,087
Consumer Staples - 3.48%
Andersons, Inc. (The) 160,438 9,204,328
B&G Foods, Inc.+ 217,000 2,482,480
Dole PLC 477,500 5,696,575
Fresh Del Monte Produce,
Inc. 226,477 5,868,019
HF Foods Group, Inc.* 13,826 48,391
Ingles Markets, Inc.,
Class A 85,301 6,540,881
Mannatech, Inc. 8,400 71,820
Natural Alternatives
International, Inc.* 18,100 110,229
Natural Grocers by Vitamin
Cottage, Inc. 81,100 1,463,855
Nature's Sunshine
Products, Inc.* 6,593 136,937
Seneca Foods Corp.,
Class A* 25,900 1,473,710
SpartanNash Co. 161,946 3,272,929
United Natural Foods, Inc.* 216,000 2,481,840
Village Super Market, Inc.,
Class A 50,750 1,451,957
Weis Markets, Inc. 49,825 3,208,730
Whole Earth Brands, Inc.* 150,000 724,500
44,237,181
Energy - 12.07%
Adams Resources &
Energy, Inc. 20,500 594,500
Amplify Energy Corp.* 174,600 1,154,106
Archrock, Inc. 137,346 2,701,596
Ardmore Shipping Corp. 216,400 3,553,288
Barnwell Industries, Inc. 15,500 36,580
Berry Corp. 453,400 3,649,870
Bristow Group, Inc.* 111,033 3,020,098
Crescent Energy Co.,
Class A+ 820,155 9,759,844
Delek US Holdings, Inc. 332,000 10,205,680
DMC Global, Inc.* 80,000 1,559,200
Dorian LPG, Ltd.+ 211,300 8,126,598
Epsilon Energy, Ltd. 90,000 494,550

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Forum Energy
Technologies, Inc.* 28,900 $ 577,422
FutureFuel Corp. 170,300 1,370,915
Geospace Technologies
Corp.* 6,700 88,373
Gran Tierra Energy, Inc.*+ 75,000 535,500
Gulf Island Fabrication,
Inc.* 10,000 73,500
Gulfport Energy Corp.* 44,600 7,141,352
Hallador Energy Co.* 255,000 1,359,150
Mammoth Energy
Services, Inc.* 185,000 673,400
NACCO Industries, Inc.,
Class A 41,945 1,266,739
Natural Gas Services
Group, Inc.* 114,752 2,229,631
NCS Multistage Holdings,
Inc.* 10,000 160,100
Oil States International,
Inc.* 319,400 1,967,504
Overseas Shipholding
Group, Inc., Class A 593,300 3,797,120
Par Pacific Holdings, Inc.* 247,400 9,168,644
PHX Minerals, Inc. 63,800 217,558
PrimeEnergy Resources
Corp.* 41 4,110
ProPetro Holding Corp.* 480,000 3,878,400
Ranger Energy Services,
Inc. 113,850 1,285,366
REX American Resources
Corp.* 90,900 5,336,739
Ring Energy, Inc.* 774,500 1,518,020
RPC, Inc.+ 812,000 6,284,880
SandRidge Energy, Inc. 100,550 1,465,014
SEACOR Marine
Holdings, Inc.*+ 26,390 367,877
Select Water Solutions,
Inc. 381,300 3,519,399
SFL Corp., Ltd. 761,000 10,029,980
Smart Sand, Inc.* 195,200 372,832
Solaris Oilfield
Infrastructure, Inc.,
Class A 68,593 594,701
Talos Energy, Inc.*+ 608,400 8,475,012
Teekay Corp.* 590,000 4,295,200
Teekay Tankers, Ltd.,
Class A 172,000 10,046,520
US Energy Corp. 27,000 29,160
US Silica Holdings, Inc.* 360,000 4,467,600
VAALCO Energy, Inc. 472,200 3,291,234
Vital Energy, Inc.*+ 129,500 6,803,930
Industry Company Shares Value
Energy (continued)
World Kinect Corp. 210,600 $ 5,570,370
153,119,162
Financials - 32.08%
1st Source Corp. 85,000 4,455,700
Acacia Research Corp.*+ 45,000 239,850
ACNB Corp.+ 51,400 1,932,640
AFC Gamma, Inc.+ 65,800 814,604
Affinity Bancshares, Inc.* 31,500 521,325
Alerus Financial Corp. 80,200 1,750,766
Amalgamated Financial
Corp. 129,930 3,118,320
A-Mark Precious Metals,
Inc. 10,000 306,900
Ambac Financial Group,
Inc.* 250,000 3,907,500
American National
Bankshares, Inc. 25,000 1,194,000
AmeriServ Financial, Inc. 118,000 306,800
Ames National Corp. 1,008 20,341
Associated Capital Group,
Inc., Class A+ 1,000 32,710
Atlanticus Holdings
Corp.*+ 1,610 47,640
Auburn National BanCorp,
Inc. 12,000 231,000
Banc of California, Inc. 267,463 4,068,112
Banco Latinoamericano de
Comercio Exterior SA,
Class E 133,400 3,951,308
Bank of Marin Bancorp 15,047 252,338
Bank of NT Butterfield &
Son, Ltd. (The) 25,000 799,750
Bank of the James
Financial Group, Inc. 13,000 134,680
Bank7 Corp. 51,500 1,452,300
BankFinancial Corp. 44,100 463,050
BankUnited, Inc. 189,764 5,313,392
Bankwell Financial Group,
Inc. 15,000 389,100
Banner Corp. 111,127 5,334,096
Bar Harbor Bankshares 50,966 1,349,580
BayCom Corp. 38,313 789,631
BCB Bancorp, Inc. 60,400 631,180
Berkshire Hills Bancorp,
Inc. 115,000 2,635,800
BM Technologies, Inc.* 20,500 33,825
Bread Financial Holdings,
Inc. 195,500 7,280,420
Bridgewater Bancshares,
Inc.* 47,500 552,900
Brookline Bancorp, Inc. 250,000 2,490,000

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Business First Bancshares,
Inc. 72,800 $ 1,621,984
Byline Bancorp, Inc. 120,800 2,623,776
C&F Financial Corp. 13,600 666,400
California BanCorp* 30,000 660,000
Cambridge Bancorp 18,000 1,226,880
Camden National Corp. 49,100 1,645,832
Capital Bancorp, Inc. 76,950 1,602,869
Capital City Bank Group,
Inc. 37,172 1,029,664
Capitol Federal Financial,
Inc. 325,000 1,937,000
Carter Bankshares, Inc.* 85,685 1,083,058
CB Financial Services, Inc. 20,400 441,048
Central Pacific Financial
Corp. 67,000 1,323,250
Central Valley Community
Bancorp 55,000 1,093,950
CF Bankshares, Inc. 19,000 379,430
Chemung Financial Corp. 19,500 828,360
ChoiceOne Financial
Services, Inc.+ 28,500 779,475
Citizens Community
Bancorp, Inc. 52,500 637,875
Citizens Financial
Services, Inc.+ 2,424 119,261
Citizens, Inc.*+ 79,500 170,130
Civista Bancshares, Inc. 42,523 654,004
CNB Financial Corp. 64,300 1,311,077
Coastal Financial Corp.* 6,500 252,655
Codorus Valley Bancorp,
Inc. 56,622 1,288,717
Colony Bankcorp, Inc. 50,010 575,115
Community Trust Bancorp,
Inc. 60,000 2,559,000
Community West
Bancshares 57,000 882,360
ConnectOne Bancorp, Inc. 105,846 2,063,997
Consumer Portfolio
Services, Inc.*+ 153,150 1,157,814
CrossFirst Bankshares,
Inc.* 184,100 2,547,944
Customers Bancorp, Inc.* 79,591 4,223,098
Dime Community
Bancshares, Inc. 105,112 2,024,457
Donegal Group, Inc.,
Class A 123,000 1,739,220
Eagle Bancorp Montana,
Inc. 21,000 269,640
Eagle Bancorp, Inc. 58,070 1,364,064
Encore Capital Group,
Inc.* 97,600 4,451,536
Industry Company Shares Value
Financials (continued)
Enova International, Inc.* 105,407 $ 6,622,722
Enterprise Bancorp, Inc. 39,375 1,022,569
Enterprise Financial
Services Corp. 110,400 4,477,824
Equity Bancshares, Inc.,
Class A 91,000 3,127,670
ESSA Bancorp, Inc. 44,700 814,881
Evans Bancorp, Inc.+ 8,000 238,880
EZCORP, Inc., Class A* 416,200 4,715,546
Farmers National Banc
Corp. 83,589 1,116,749
FB Financial Corp. 136,600 5,144,356
Federal Agricultural
Mortgage Corp., Class C 26,600 5,237,008
Financial Institutions, Inc. 50,000 941,000
Finwise Bancorp* 30,700 308,535
First Bancshares, Inc.
(The) 79,400 2,060,430
First Bank 85,230 1,171,060
First Busey Corp. 184,000 4,425,200
First Business Financial
Services, Inc. 45,400 1,702,500
First Capital, Inc. 15,035 436,015
First Commonwealth
Financial Corp. 273,800 3,811,296
First Community Corp. 35,000 610,050
First Financial Bancorp 237,000 5,313,540
First Financial Corp. 39,362 1,508,745
First Financial Northwest,
Inc. 17,882 367,654
First Guaranty Bancshares,
Inc. 27,472 278,841
First Internet Bancorp 25,000 868,500
First Merchants Corp. 190,600 6,651,940
First Mid Bancshares, Inc. 51,500 1,683,020
First National Corp. 33,800 549,588
First Northwest Bancorp 30,287 473,992
First of Long Island Corp.
(The) 52,900 586,661
First Savings Financial
Group, Inc. 14,300 239,525
First United Corp. 29,176 668,422
First US Bancshares, Inc. 6,468 59,894
Flushing Financial Corp. 90,997 1,147,472
FNCB Bancorp, Inc. 185,700 1,127,199
Franklin Financial Services
Corp. 30,700 804,340
FS Bancorp, Inc. 39,000 1,353,690
FVCBankcorp, Inc.* 42,499 517,638
Great Southern Bancorp,
Inc. 10,000 548,200
Green Dot Corp., Class A* 115,000 1,072,950

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Guild Holdings Co.,
Class A 227,001 $ 3,348,265
Hanmi Financial Corp. 98,100 1,561,752
Hanover Bancorp, Inc. 924 13,694
HarborOne Bancorp, Inc. 112,400 1,198,184
Hawthorn Bancshares, Inc. 28,404 580,294
Heartland Financial USA,
Inc. 119,700 4,207,455
Hennessy Advisors, Inc. 7,000 48,300
Heritage Commerce Corp. 132,464 1,136,541
Heritage Financial Corp. 122,500 2,375,275
Heritage Insurance
Holdings, Inc.* 97,100 1,034,115
Hilltop Holdings, Inc. 50,000 1,566,000
HMN Financial, Inc. 31,800 670,980
Home Bancorp, Inc. 30,494 1,168,225
HomeTrust Bancshares,
Inc. 44,100 1,205,694
Hope Bancorp, Inc. 370,800 4,267,908
Horace Mann Educators
Corp. 108,100 3,998,619
Horizon Bancorp, Inc. 127,667 1,637,968
Independent Bank Corp. 88,100 2,233,335
Independent Bank Group,
Inc. 14,950 682,468
Investar Holding Corp. 43,000 703,480
Investors Title Co. 5,494 896,566
James River Group
Holdings, Ltd. 125,000 1,162,500
Kearny Financial Corp. 206,462 1,329,615
Lakeland Bancorp, Inc. 40,654 491,913
Landmark Bancorp, Inc. 17,707 341,391
LCNB Corp.+ 58,600 934,084
LendingTree, Inc.* 15,000 635,100
loanDepot, Inc., Class A* 912,664 2,363,800
Logan Ridge Finance
Corp. 12,600 283,122
MainStreet Bancshares,
Inc. 36,000 653,760
Mercantile Bank Corp. 47,300 1,820,577
Merchants Bancorp 167,211 7,220,171
Mercury General Corp. 94,500 4,876,200
Meridian Corp. 43,800 434,496
Metrocity Bankshares, Inc. 9,291 231,903
Metropolitan Bank Holding
Corp.* 21,400 823,900
Mid Penn Bancorp, Inc. 26,603 532,326
Middlefield Banc Corp.+ 34,000 811,920
Midland States Bancorp,
Inc. 113,700 2,857,281
MidWestOne Financial
Group, Inc. 59,260 1,389,054
Industry Company Shares Value
Financials (continued)
MVB Financial Corp. 32,600 $ 727,306
National Western Life
Group, Inc., Class A 3,600 1,771,056
Navient Corp. 450,000 7,830,000
Nicolet Bankshares, Inc. 18,170 1,562,438
NMI Holdings, Inc.,
Class A* 95,800 3,098,172
Northeast Community
Bancorp, Inc. 53,139 835,876
Northfield Bancorp, Inc. 97,300 945,756
Northrim BanCorp, Inc. 30,800 1,555,708
Northwest Bancshares,
Inc. 413,200 4,813,780
Oak Valley Bancorp 40,000 991,200
OceanFirst Financial Corp. 160,123 2,627,618
Ocwen Financial Corp.* 42,501 1,147,952
Ohio Valley Banc Corp. 15,700 383,865
Old Point Financial Corp. 17,300 294,792
Old Second Bancorp, Inc. 132,603 1,835,226
OP Bancorp 91,900 917,162
Oportun Financial Corp.* 112,500 273,375
Oppenheimer Holdings,
Inc., Class A 54,493 2,175,361
Origin Bancorp, Inc. 92,522 2,890,387
Orrstown Financial
Services, Inc. 31,600 845,932
Parke Bancorp, Inc.+ 50,099 862,955
Pathfinder Bancorp, Inc. 10,200 128,010
Pathward Financial, Inc. 15,181 766,337
Patriot National Bancorp,
Inc.* 18,500 67,710
PCB Bancorp 58,600 956,938
Peapack-Gladstone
Financial Corp. 43,894 1,067,941
Penns Woods Bancorp,
Inc.+ 33,229 644,975
Peoples Bancorp of North
Carolina, Inc. 27,617 769,133
Peoples Bancorp, Inc. 152,470 4,514,637
Peoples Financial Services
Corp.+ 22,900 987,219
Pioneer Bancorp, Inc.* 82,600 810,306
Plumas Bancorp 2,000 73,580
Preferred Bank 20,833 1,599,349
Premier Financial Corp. 120,300 2,442,090
Primis Financial Corp. 31,600 384,572
Princeton Bancorp, Inc. 34,480 1,061,294
PROG Holdings, Inc. 34,500 1,188,180
Provident Bancorp, Inc.*+ 54,600 496,860
Provident Financial
Holdings, Inc. 26,600 355,908

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Provident Financial
Services, Inc. 182,731 $ 2,662,391
QCR Holdings, Inc. 61,000 3,705,140
RBB Bancorp 65,883 1,186,553
Red River Bancshares,
Inc.+ 200 9,958
Regional Management
Corp. 56,100 1,358,181
Renasant Corp. 203,280 6,366,730
Republic Bancorp, Inc.,
Class A 49,362 2,517,462
Rhinebeck Bancorp, Inc.* 30,000 253,500
Richmond Mutual
BanCorp, Inc. 25,000 278,000
Riverview Bancorp, Inc. 119,500 564,040
S&T Bancorp, Inc. 149,601 4,799,200
Sandy Spring Bancorp,
Inc. 96,400 2,234,552
SB Financial Group, Inc. 35,490 489,052
Security National Financial
Corp., Class A* 48,672 384,996
Shore Bancshares, Inc. 117,844 1,355,206
Sierra Bancorp 53,000 1,070,600
Simmons First National
Corp., Class A 103,000 2,004,380
SiriusPoint, Ltd.* 697,100 8,860,141
SmartFinancial, Inc. 56,500 1,190,455
Sound Financial Bancorp,
Inc. 10,000 401,700
South Plains Financial, Inc. 99,700 2,667,972
Southern First Bancshares,
Inc.* 27,038 858,727
Southern Missouri
Bancorp, Inc. 11,000 480,810
Southern States
Bancshares, Inc. 35,000 907,200
Southside Bancshares,
Inc. 10,000 292,300
Stewart Information
Services Corp. 103,814 6,754,139
Summit Financial Group,
Inc.+ 65,515 1,779,387
Summit State Bank 21,000 227,850
SWK Holdings Corp.* 58,405 1,017,415
Territorial Bancorp, Inc. 30,000 241,800
Third Coast Bancshares,
Inc.* 58,000 1,161,160
Timberland Bancorp, Inc. 47,900 1,289,468
Tiptree, Inc. 177,200 3,062,016
Towne Bank 120,600 3,384,036
TriCo Bancshares 15,900 584,802
TrustCo Bank Corp. NY 46,680 1,314,509
Industry Company Shares Value
Financials (continued)
Trustmark Corp. 200,500 $ 5,636,055
Union Bankshares, Inc. 139 4,240
United Bancorp, Inc. 17,000 245,990
United Fire Group, Inc. 53,100 1,155,987
United Security
Bancshares 50,000 385,500
Unity Bancorp, Inc.+ 43,867 1,210,729
Universal Insurance
Holdings, Inc. 110,117 2,237,577
Univest Financial Corp. 133,179 2,772,787
US Global Investors, Inc.,
Class A 48,500 134,830
Velocity Financial, Inc.*+ 156,650 2,819,700
Veritex Holdings, Inc. 139,380 2,855,896
Virtus Investment Partners,
Inc. 14,732 3,653,241
WaFd, Inc. 282,752 8,208,291
Washington Trust
Bancorp, Inc. 45,000 1,209,600
Waterstone Financial, Inc. 67,000 815,390
WesBanco, Inc. 134,000 3,994,540
Western New England
Bancorp, Inc. 67,500 517,725
Westwood Holdings
Group, Inc. 26,452 325,889
World Acceptance Corp.* 20,100 2,914,098
407,085,680
Health Care - 3.60%
AdaptHealth Corp.* 505,000 5,812,550
American Shared Hospital
Services* 8,500 25,075
Avanos Medical, Inc.* 158,417 3,154,082
Aytu BioPharma, Inc.* 1,500 4,560
Bioventus, Inc., Class A* 225,000 1,170,000
CareCloud, Inc.* 29,200 33,872
Carisma Therapeutics,
Inc.*+ 154,900 351,623
Cross Country Healthcare,
Inc.* 157,500 2,948,400
Enhabit, Inc.* 184,300 2,147,095
FONAR Corp.* 18,600 397,296
Fulgent Genetics, Inc.* 52,708 1,143,764
Great Elm Group, Inc.* 4,500 8,640
Innoviva, Inc.*+ 289,190 4,407,256
Multiplan Corp.* 2,485,100 2,015,913
Ocuphire Pharma, Inc.* 80,400 161,604
OraSure Technologies,
Inc.* 200,000 1,230,000
Owens & Minor, Inc.* 293,600 8,135,656

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Pediatrix Medical Group,
Inc.* 265,000 $ 2,657,950
ProPhase Labs, Inc.*+ 5,000 32,350
SCYNEXIS, Inc.* 186,000 273,420
Spero Therapeutics, Inc.* 50,000 86,000
Vanda Pharmaceuticals,
Inc.* 175,100 719,661
Varex Imaging Corp.* 100 1,810
Vir Biotechnology, Inc.* 295,200 2,990,376
Voyager Therapeutics, Inc.* 138,000 1,284,780
XBiotech, Inc.*+ 20,000 162,600
Zymeworks, Inc.* 406,900 4,280,588
45,636,921
Industrials - 15.19%
ACCO Brands Corp. 481,300 2,700,093
Air Industries Group* 9 42
Air Transport Services
Group, Inc.* 252,500 3,474,400
Allegiant Travel Co.+ 85,200 6,407,892
Alpha Pro Tech, Ltd.* 24,124 150,534
American Woodmark
Corp.* 83,400 8,478,444
ARC Document Solutions,
Inc. 301,700 835,709
Avalon Holdings Corp.,
Class A* 16,900 37,689
AZZ, Inc. 59,600 4,607,676
BlueLinx Holdings, Inc.* 45,000 5,860,800
BrightView Holdings, Inc.* 454,500 5,408,550
Caesarstone, Ltd.* 68,500 280,165
CBAK Energy Technology,
Inc.* 360,000 374,400
Civeo Corp. 77,255 2,074,297
Commercial Vehicle
Group, Inc.* 128,600 826,898
CompX International, Inc. 1,000 34,300
Concrete Pumping
Holdings, Inc.* 313,000 2,472,700
Conduent, Inc.* 784,200 2,650,596
Costamare, Inc. 570,400 6,474,040
Covenant Logistics Group,
Inc. 85,400 3,959,144
Deluxe Corp. 187,000 3,850,330
Eagle Bulk Shipping, Inc. 43,600 2,723,692
Eastern Co. (The) 19,601 668,198
Enviri Corp.* 352,580 3,226,107
Genco Shipping & Trading,
Ltd. 230,900 4,694,197
Golden Ocean Group, Ltd. 738,400 9,569,664
Greenbrier Cos., Inc. (The) 151,500 7,893,150
Industry Company Shares Value
Industrials (continued)
Greenland Technologies
Holding Corp.* 5,000 $ 11,050
Heartland Express, Inc. 268,000 3,199,920
Hurco Cos., Inc. 19,560 394,330
JELD-WEN Holding, Inc.* 381,200 8,092,876
JetBlue Airways Corp.*+ 800,000 5,936,000
Kaman Corp. 14,310 656,400
Kelly Services, Inc.,
Class A 139,383 3,490,150
Limbach Holdings, Inc.* 3,000 124,260
LS Starrett Co. (The),
Class A* 3,600 57,204
Manitowoc Co., Inc. (The)* 146,550 2,072,217
Mastech Digital, Inc.* 1,000 9,000
Masterbrand, Inc.* 570,000 10,681,800
Mayville Engineering Co.,
Inc.* 97,810 1,401,617
MillerKnoll, Inc. 322,000 7,972,720
Mistras Group, Inc.* 137,050 1,310,198
NL Industries, Inc. 66,962 490,832
NN, Inc.* 137,500 651,750
Northwest Pipe Co.*+ 50,000 1,734,000
Orion Group Holdings,
Inc.* 65,422 536,460
PAM Transportation
Services, Inc.* 94,220 1,527,306
Pangaea Logistics
Solutions, Ltd. 296,300 2,065,211
Park-Ohio Holdings Corp. 484 12,913
Perma-Pipe International
Holdings, Inc.* 14,000 110,600
Preformed Line Products
Co. 1,000 128,670
Proto Labs, Inc.* 54,800 1,959,100
Quad/Graphics, Inc. 306,500 1,627,515
Quanex Building Products
Corp. 126,700 4,869,081
Radiant Logistics, Inc.* 175,250 949,855
Resources Connection,
Inc. 135,500 1,783,180
Safe Bulkers, Inc. 542,100 2,688,816
Servotronics, Inc.* 1,500 20,625
SkyWest, Inc.* 186,000 12,848,880
Steelcase, Inc., Class A 345,000 4,512,600
Sun Country Airlines
Holdings, Inc.* 198,800 2,999,892
Titan International, Inc.* 308,500 3,843,910
TrueBlue, Inc.* 79,550 995,966
Tutor Perini Corp.* 275,000 3,976,500
Universal Logistics
Holdings, Inc. 115,189 4,247,018
V2X, Inc.* 26,000 1,214,460

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Willis Lease Finance
Corp.* 35,400 $ 1,756,548
192,695,137
Information Technology - 4.99%
Adeia, Inc. 481,800 5,261,256
Alpha & Omega
Semiconductor, Ltd.* 109,544 2,414,350
AXT, Inc.* 73,600 337,824
Benchmark Electronics,
Inc. 7,385 221,624
Cleanspark, Inc.*+ 275,000 5,832,750
Comtech
Telecommunications
Corp.* 91,200 312,816
Daktronics, Inc.* 211,100 2,102,556
Data Storage Corp.* 2,266 12,962
E2open Parent Holdings,
Inc.* 769,600 3,417,024
Eastman Kodak Co.* 273,000 1,351,350
Key Tronic Corp.* 2,000 9,320
Methode Electronics, Inc. 111,000 1,351,980
NCR Voyix Corp.* 525,000 6,630,750
NETGEAR, Inc.* 103,400 1,630,618
NetScout Systems, Inc.* 202,400 4,420,416
Photronics, Inc.* 206,050 5,835,336
Richardson Electronics,
Ltd. 15,000 138,150
ScanSource, Inc.* 100,000 4,404,000
SigmaTron International,
Inc.* 2,000 7,260
Synchronoss
Technologies, Inc.* 2,000 16,700
Taitron Components, Inc.,
Class A 10,000 32,200
Trio-Tech International* 21,800 138,648
TTM Technologies, Inc.* 490,653 7,678,719
WidePoint Corp.* 11,000 28,490
Xerox Holdings Corp.+ 542,500 9,710,750
63,297,849
Materials - 6.59%
AdvanSix, Inc. 145,700 4,167,020
Alto Ingredients, Inc.* 252,000 549,360
Ascent Industries Co.* 39,525 402,760
Caledonia Mining Corp.
PLC 9,200 101,844
Clearwater Paper Corp.* 91,650 4,007,855
Core Molding
Technologies, Inc.* 37,900 717,447
Friedman Industries, Inc. 11,500 215,510
Industry Company Shares Value
Materials (continued)
Intrepid Potash, Inc.* 56,856 $ 1,186,016
Koppers Holdings, Inc. 80,100 4,419,117
Kronos Worldwide, Inc.+ 35,800 422,440
Mativ Holdings, Inc. 165,000 3,093,750
Mercer International, Inc. 276,150 2,747,692
Metallus, Inc.* 259,000 5,762,750
Olympic Steel, Inc. 67,267 4,767,885
Pactiv Evergreen, Inc. 712,643 10,205,048
Radius Recycling, Inc.,
Class A 124,900 2,639,137
Ramaco Resources, Inc.,
Class A 41,400 697,176
Ranpak Holdings Corp.* 296,000 2,329,520
Rayonier Advanced
Materials, Inc.* 96,091 459,315
Ryerson Holding Corp. 177,800 5,956,300
SunCoke Energy, Inc. 497,700 5,609,079
Tronox Holdings PLC+ 673,000 11,676,550
Universal Stainless & Alloy
Products, Inc.* 40,000 896,800
Valhi, Inc. 96,527 1,658,334
Warrior Met Coal, Inc. 146,992 8,922,414
83,611,119
Real Estate - 2.26%
AMREP Corp.* 52,000 1,208,480
Anywhere Real Estate,
Inc.* 557,800 3,447,204
Forestar Group, Inc.* 224,800 9,034,712
Newmark Group, Inc.,
Class A 705,000 7,818,450
Opendoor Technologies,
Inc.* 2,100,000 6,363,000
RE/MAX Holdings, Inc.,
Class A 91,400 801,578
Transcontinental Realty
Investors, Inc.* 1,400 52,710
28,726,134
TOTAL COMMON STOCKS - 99.78% 1,266,043,661
(Cost $979,707,985)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%+ 221 3,834
TOTAL PREFERRED STOCK - 0.00% 3,834
(Cost $4,597)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Rights - 0.01%
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 5,000 $ 1,850
Resolute Forest Products,
Inc., CVR, expiring
12/31/49*
∆
# 335,500 97,295
TOTAL RIGHTS - 0.01% 99,145
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.17%
Fidelity Investments Money
Market Government
Portfolio Class I 5.21% 2,113,841
2,113,841
TOTAL MONEY MARKET FUND - 0.17% 2,113,841
(Cost $2,113,841)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.45%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.27% 18,385,656
18,385,656
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.45% 18,385,656
(Cost $18,385,656)
TOTAL INVESTMENTS
-
101.41%
$ 1,286,646,137
(Cost $1,000,212,079)
Liabilities in Excess of Other Assets - (1.41%) (17,854,488)
NET ASSETS - 100.00% $ 1,268,791,649
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2024.
^ Rate disclosed as of March 31, 2024.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $99,145, which is 0.01% of total net assets.
+ This security or a portion of the security is out on loan as of
March 31, 2024. Total loaned securities had a value of
$53,850,524 as of March 31, 2024.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2024 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2024:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 1,266,043,661 $ – $ – $ 1,266,043,661
Preferred Stock 3,834 – – 3,834
Rights – – 99,145 99,145
Money Market Fund 2,113,841 – – 2,113,841
Investments Purchased With Cash Proceeds From Securities
Lending 18,385,656 – – 18,385,656
TOTAL
$1,286,546,992 $– $99,145 $1,286,646,137
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2023 $ 97,295
Purchases/Issuances –
Sales/Expirations –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) 1,850
Transfers in –
Transfers out –
Balance as of 03/31/2024 $ 99,145
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2024 $ 1,850